Financial instruments - fair values and risk management - Reconciliation from the opening balances to the closing balances for financial liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Measurement of fair values
Liabilities at beginning of period	$ 474,031
Gain included in finance cost
Liabilities at end of period	470,820	$ 474,031
Share warrant obligation | Level 3
Measurement of fair values
Liabilities at beginning of period	22,029	32,109
Change in fair value of share warrant obligation and other financial instruments included in profit or loss
Net change in fair value	(8,994)	(10,080)
Gain included in finance cost
Liabilities at end of period	13,035	22,029
Put option liability | Level 3
Measurement of fair values
Initial recognition		23,309
Change in fair value of share warrant obligation and other financial instruments included in profit or loss
Net change in fair value	3,800
Gain included in finance cost
Net change in fair value	366
Liabilities at end of period	27,475
Other non-current liabilities | Level 3
Measurement of fair values
Initial recognition		$ 2,555
Change in fair value of share warrant obligation and other financial instruments included in profit or loss
Net change in fair value	(1,978)
Gain included in finance cost
Liabilities at end of period	$ 577